REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2025
Revenue From Contracts With Customers [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS AND CUSTOMERS
Revenue by major category and reportable segment is set forth below:

	Year ended 31 December 2025
CHF in millions	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Fixed:	974.0	505.9	—	1,479.9
Subscription	933.6	307.0	—	1,240.6
Non-subscription and hardware	40.4	198.9	—	239.3
Mobile:	1,027.9	347.1	—	1,375.0
Subscription	821.9	267.9	—	1,089.8
Non-subscription and hardware	206.0	79.2	—	285.2
Other:	105.3	6.0	17.2	128.5
Total	2,107.2	859.0	17.2	2,983.4

	Year ended 31 December 2024[4]
	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Fixed:	1,047.4	483.1	—	1,530.5
Subscription	1,003.3	295.8	—	1,299.1
Non-subscription and hardware	44.1	187.3	—	231.4
Mobile:	1,033.0	344.5	—	1,377.5
Subscription	824.6	264.4	—	1,089.0
Non-subscription and hardware	208.4	80.1	—	288.5
Other:	92.7	2.7	14.6	110.0
Total	2,173.1	830.3	14.6	3,018.0

	Year ended 31 December 2023[5]
CHF in millions	Residential Customers	Business Customers & Wholesale	Infrastructure & Support Functions	Total
Fixed:	1,107.4	437.9	—	1,545.3
Subscription	1,059.2	276.2	—	1,335.4
Non-subscription and hardware	48.2	161.7	—	209.9
Mobile:	1,045.2	336.5	—	1,381.7
Subscription	843.0	254.3	—	1,097.3
Non-subscription and hardware	202.2	82.2	—	284.4
Other:	94.5	2.2	11.5	108.2
Total	2,247.1	776.6	11.5	3,035.2
[4] Reclassified to conform with 2025 presentation of product hierarchies (see details below).
[5] Reclassified to conform with 2025 presentation of product hierarchies (see details below).

Subscription revenue

Sunrise recognises service revenue from mobile and fixed services over the contractual period. Installation or activation fees related to the services provided are deferred as contract liabilities and recognised over the contractual period. Revenue from the sale of prepaid services is deferred and recognised at the time of use. Discounts that can be allocated to service revenues are evenly distributed over the minimum contract binding period.
Mobile subscriptions have no contract term beyond a 60-day notice period, whereas residential services require a minimum contract duration of 12 months. For contracts combined with a promotion, the typical minimum contract term is 24 months. For B2B service contracts, the contract term is typically between one and five years.

Non-subscription and hardware

Non-subscription revenues include mainly revenue from hardware sales, which are recognised at point-in-time upon delivery. Revenue from carrier and roaming services offered to medium-size and large enterprises and from fixed-line and mobile services on a wholesale basis to other operators are recognised over the contractual period.
Other

Revenue from sales of build-to-suit network sites is recognised at point-in-time when the sites are available for use and legal ownership is transferred. Net collectible fees earned from early termination of contracts are recognised when collected. Other revenue further includes revenue from subleases and is recognised over time.

Contract assets

Contract assets primarily relate to Sunrise rights to consideration for hardware sold within a bundle arrangement but not yet billed.

The following table provides information about contract assets and contract liabilities from contracts with customers.

	31 December
CHF in millions	2025	2024	2023
Contract assets	9.9	27.8	31.7

The following table includes revenue from contracts with an original duration of more than one year which is expected to be recognised in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the reporting date.

	Year ended 31 December
CHF in millions	2026	2027	2028
Telecommunications services (mobile and fixed)	47.7	34.2	19.9

Sunrise makes use of the practical expedients in IFRS 15, according to which unsatisfied performance obligations under contracts with an expected original term of no more than one year and revenues recognised in accordance with the billed amounts are exempt from the disclosure requirement.

Contract liabilities

Contract liabilities primarily relate to deferred revenue including broadband cable services and subscription fees, as well as activation fees for which revenue is recognised over the term of the service contract.

	31 December
CHF in millions	2025	2024	2023
Contract liabilities to residential customers	38.8	46.1	43.1
Contract liabilities to business customers	30.6	28.0	36.3
Contract liabilities to other telecommunications services	0.1	0.8	0.5
Total	69.5	74.9	79.8
Thereof current portion of contract liabilities	66.2	71.3	66.7
Thereof non-current portion of contract liabilities	3.3	3.5	13.1
Contract costs

According to IFRS 15, commission fees directly attributable to a contract are capitalised and recognised as expenses over the estimated contract duration. This means that capitalised commission fees are amortised when the related revenues are recognised. The capitalised costs are amortised in other operating expenses or personnel expenses, depending on whether the costs are paid to external retailers or own employees.

CHF in millions	2025	2024	2023
Balance as of 1 January	80.4	69.3	62.5
Additional capitalised contract cost	81.5	88.1	71.6
Amortised contract cost	(79.5)	(77.0)	(64.8)
Balance as of 31 December	82.4	80.4	69.3
Changes in product hierarchy

As of Q1 2025, there have been adjustments in the product hierarchies within the residential customer segment and within the business and wholesale customer segment. This change reflects a refinement of the product hierarchies based on the ways in which management analyses and steers the business. Consequently, the 2024 and 2023 amounts shown in the tables above include the following reclassifications within the segments:

	Year ended 31 December
	2024
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.6	0.1
Subscription	15.5	2.4
Non-subscription and hardware	30.1	(2.3)
Mobile revenue:	(8.1)	0.6
Subscription	(8.9)	(1.8)
Non-subscription and hardware	0.8	2.4
Other	(37.5)	(0.7)
Total revenue	—	—

	Year ended 31 December
	2023
CHF in millions	Residential Customers Segment	Business Customers and Wholesale Segment
Fixed revenue:	45.7	0.5
Subscription	16.1	2.8
Non-subscription and hardware	29.6	(2.3)
Mobile revenue:	(7.1)	0.3
Subscription	(9.9)	(0.4)
Non-subscription and hardware	2.8	0.7
Other	(38.6)	(0.8)
Total revenue	—	—